Total Equity - Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
As presented in other net changes in capitalization in the consolidated statement of changes in equity	$ (65.2)	$ (555.5)
Common shareholders' equity
Other	(67.5)	(75.8)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	123.9	(42.0)
Common shareholders' equity | Series E, F, G, H, I, J and M
Redemption of cumulative preferred shares	187.1
Common shareholders' equity | Series C and D
Redemption of cumulative preferred shares		53.5
Non-controlling interests
Other	(41.4)	21.9
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(189.1)	(513.5)
Recipe | Common shareholders' equity
Share repurchases and cancellation	4.3
Recipe | Non-controlling interests
Share repurchases and cancellation	$ (147.7)
Brit | Common shareholders' equity
Acquisition of non-controlling interests		(76.0)
Brit | Non-controlling interests
Acquisition of non-controlling interests		(449.9)
Gulf Insurance | Common shareholders' equity
Additional interest acquired in Gulf Insurance through mandatory tender offer		(41.2)
Gulf Insurance | Non-controlling interests
Additional interest acquired in Gulf Insurance through mandatory tender offer		(85.5)
Digit | Common shareholders' equity
Partial disposition of Digit Insurance by Digit on completion of Digit Insurance's initial public offering (note 6)		$ 97.5